Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance at beginning of period	$ 2,159,337	$ 2,068,235
Acquisitions	230	91,174
Purchase price adjustments	723
Divestitures		(72)
Balance at end of period	2,160,290	2,159,337
Mid-America Group
Goodwill [Line Items]
Balance at beginning of period	281,403	281,403
Balance at end of period	281,403	281,403
Southeast Group
Goodwill [Line Items]
Balance at beginning of period	50,346	50,346
Balance at end of period	50,346	50,346
West Group
Goodwill [Line Items]
Balance at beginning of period	1,827,588	1,736,486
Acquisitions	230	91,174
Purchase price adjustments	723
Divestitures		(72)
Balance at end of period	$ 1,828,541	$ 1,827,588